UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: October 31, 2018

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

McKee International Equity Portfolio

Annual Report	October 31, 2018

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

The Portfolio files its complete schedule of investments of Portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Portfolio’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-625-3346; and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

Dear Shareholders:

Economic and Market Perspective

Markets that looked promising as 2018 dawned have turned sour as investors limp into 2019. Signs of accelerating economic growth and lower corporate taxes have been replaced by trade wars, slowing growth and higher interest rates. Most international markets are showing negative returns year-to-date, with weaker currencies adding insult to injury. Key examples are the Euro Stoxx 600 index declining 7% in euros and 13% in dollars; Britain’s FTSE All-Share down 8% in pounds and 13% in dollars; Japan’s Topix weaker by 8% in yen and 9% in dollars and China’s Shanghai Composite -21% in yuan and a stunning -26% in dollar terms. All contrast markedly with slight gains in the S&P 500 Index and the Dow Jones Industrial Average of around 3% and 3.4%, respectively, for the period ending October 31, 2018.

Given the divergence in performance it is logical to ask if correcting markets portend coordinated economic weakness abroad. Or, are other factors at work that are causing a break in the general correlation of global equity markets? It is becoming clear that foreign economies are beginning to slow. Japan’s GDP Q3 yearly growth rate of .3% is a significant slowdown from the anaemic rate of 1.3% averaged over the first 2 quarters of the year. Europe has also begun to see slower growth, which, at 1.9% in Q3 is in contrast to the 2.5% average of the first half of 2018. Even China has decelerated slightly, with its Q3 GDP growth of 6.5% falling short of the 6.8% change registered in H1. A slowdown in corporate profit growth from decelerating economies is therefore likely reflected in foreign equity markets.

Concern in foreign markets is being amplified by weakness in currencies. A factor driving currency weakness is repatriation of funds of US multi-national corporations. This has accelerated due to the change in the tax code from the reforms passed in late 2017. Now, there is no tax incentive to hold funds abroad, so companies are returning the funds at a historically high rate. This flow puts upward pressure on the dollar at the expense of other currencies.

On top of these factors one sees a strategy of brinksmanship from the US side in trade negotiations, which could have highly destabilizing economic consequences for both foreign economies and the United States. The marked underperformance in China, which relies heavily on trade and investment and is reflecting a serious trade war with the US, is evidence of how important fair and free trade can be to a foreign economy.

Performance

For the year ending October 31, 2018, the Fund’s net return was -10.14%, which was 3.29% below the benchmark. The benchmark EAFE index reported a return

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

of -6.85%. Overall, the Health Care and Consumer Staples sectors aided relative performance, while the Materials and Consumer Discretionary sectors detracted. On a country basis, holdings in Australia and Germany helped relative performance while holdings in Japan and the United Kingdom hurt.

Portfolio Structure

On October 31, 2018, the Fund was invested in 14 markets. The Fund is overweight in Australia and Japan and underweight in the Eurozone and the United Kingdom. Emerging markets, which are not included in the EAFE Index, accounted for 3.7% of the Fund. The Fund is overweight in Industrials, Materials and Energy. Consumer Staples, Healthcare and Utilities are underweighted.

Outlook

While concerns about the global economy are emerging, any realignment of variables always produces winners and losers. For example, companies operating in economies that have experienced weaker currencies will find themselves at a competitive advantage vis-à-vis their American counterparts as their dollar-denominated exports may be cheaper. And those with significant operations in the US will get a boost to earnings denominated in the local currency.

From a global economic perspective, while growth will likely slow in 2019, nothing on the horizon suggests a global recession in the near future. Furthermore, interest rates are generally much lower abroad than in the US, and global central banks may keep them low if recessionary fears arise.

Trade wars are a legitimate concern for both US and foreign economies and companies. They may limit access to markets artificially and fuel inflationary pressures by passing along higher prices from import tariffs to consumers. Years of understanding gained by opening markets and lowering barriers to trade are being ignored in the pursuit of economic nationalism.

In international investing the one constant is change. Governments come and go, economies accelerate and slow and currencies gain and lose relative value. Amidst all the change, we strive for a single objective. We seek to utilize our process to provide investors returns that exceed the benchmark over the medium term. So while change surrounds the environment, the focus on our goal will remain constant.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

Yours truly,

Eugene M. Natali

C.S. McKee Chief Executive Officer

This material represents the manager’s assessment of the Portfolio and market environment at a specific point in time and should not be relied upon by the reader as research or investment advice.

The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost, and current performance may be higher or lower than the performance quoted. For performance data current to the most recent month end, please call 1.866.625.3346.

Mutual fund investing involves risk, including possible loss of principal. There can be no assurance that the Portfolio will achieve its stated objectives. In addition to the normal risks associated with investing, International investments may involve risk of capital loss from unfavorable fluctuation in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations. This Portfolio is non-diversified. Portfolio holdings are subject to change and should not be considered a recommendation to buy individual securities. Current and future holdings are subject to risk.

Definition of the Comparative Index

MSCI EAFE Index is an unmanaged index comprised of over 1,100 securities listed on the stock exchanges of countries in Europe, Australia and the Far East.

Euro Stoxx 600 Index is derived from the STOXX Europe Total Market Index (TMI). With a fixed number of 600 components, the STOXX Europe 600 Index represents large, mid and small capitalization companies across 17 countries of the European region: Austria, Belgium, Poland, Denmark, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

FTSE All-Share Index is a capitalization-weighted index comprised of all of the components of the FTSE 350 and the FTSE SmallCap indices.

TOPIX is a weighted index. The market price of each component stock is multiplied by the number of shares listed. Accordingly, a price change in a stock exerts influence on the index in proportion to its relative market importance, in other words, a price change in a large, widely held stock has a greater impact on TOPIX than that of a less widely held stock.

Shanghai Stock Exchange Composite Index is a capitalization-weighted index. The index tracks the daily price performance of all A-shares and B-shares listed on the Shanghai Stock Exchange.

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic equity market through changes in the aggregate market value of 500 stocks representing all major industries.

The Dow Jones Industrial Average, or simply the Dow, is a stock market index that indicates the value of 30 large, publicly owned companies based in the United States, and how they have traded in the stock market during various periods of time. The index covers all industries except transportation and utilities.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018
(Unaudited)

Growth of a $10,000 Investment

	One Year Return	Annualized 3 Year Return	Annualized 5 Year Return	Annualized 10 Year Return	Annualized Inception to Date
McKee International Equity Portfolio	-10.14%	3.69%	1.44%	6.81%	5.34%
MSCI EAFE Index	-6.85%	3.62%	2.02%	6.89%	4.67%

The performance data quoted herein represents past performance and the return and value of an investment in the Portfolio will fluctuate so that, when redeemed, may be worth less than its original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Portfolio. The Portfolio’s performance assumes the reinvestment of dividends and capital gains. Index returns assume reinvestment of dividends and, unlike a portfolio’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower.

Please note that one cannot invest directly in an unmanaged index.

There are no assurances that the Portfolio will meet its stated objectives. The Portfolio’s holdings and allocations are subject to change because it is actively managed and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

See definition of comparative index on page 3.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

SECTOR WEIGHTINGS (Unaudited)†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.9%

	Shares	Value

AUSTRALIA — 8.3%
Australia & New Zealand Banking Group	155,000	$2,848,582
CSL	50,000	6,662,272
Newcrest Mining	250,000	3,651,847

		13,162,701

FRANCE — 12.7%
Airbus	33,000	3,653,455
AXA	185,000	4,640,878
BNP Paribas	48,000	2,508,855
Capgemini	35,000	4,282,947
Faurecia	70,000	3,403,356
TechnipFMC	64,000	1,708,465

		20,197,956

GERMANY — 4.4%
Allianz	25,000	5,224,515
Bayerische Motoren Werke	20,000	1,727,455

		6,951,970

HONG KONG — 2.5%
China Eastern Airlines, Cl H	1,600,000	883,741
New World Development	2,400,000	3,043,090

		3,926,831

ISRAEL — 2.3%
Teva Pharmaceutical Industries ADR	183,000	3,656,340

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

ITALY — 5.3%
Intesa Sanpaolo	1,700,000	$3,761,855
Tenaris	310,000	4,613,628

		8,375,483

JAPAN — 25.3%
Astellas Pharma	400,000	6,192,016
Daiwa House Industry	90,000	2,718,621
Denso	86,000	3,848,301
East Japan Railway	40,000	3,500,066
KDDI	150,000	3,740,862
Komatsu	160,000	4,174,560
Kubota	185,000	2,921,182
Kuraray	270,000	3,720,261
Mitsubishi UFJ Financial Group	1,150,000	6,978,158
Seven & I Holdings	55,000	2,384,609

		40,178,636

NORWAY — 1.9%
Equinor ADR	120,000	3,084,000

SINGAPORE — 2.1%
DBS Group Holdings	200,000	3,388,215

SPAIN — 4.1%
Banco Santander	500,000	2,376,582
Industria de Diseno Textil (A)	82,500	2,330,382
Red Electrica	84,000	1,741,731

		6,448,695

SWEDEN — 3.5%
Nordea Bank Abp	260,000	2,264,122
Volvo, Cl B	220,000	3,292,887

		5,557,009

SWITZERLAND — 7.1%
ABB	146,000	2,946,416
LafargeHolcim	55,000	2,550,701
Novartis	23,000	2,017,616
Zurich Insurance Group	12,000	3,736,356

		11,251,089

TAIWAN — 3.7%
Hon Hai Precision Industry	672,672	1,713,039
Taiwan Semiconductor Manufacturing ADR	110,000	4,191,000

		5,904,039

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

COMMON STOCK — continued

	Shares	Value

UNITED KINGDOM — 15.7%
Diageo	200,000	$6,921,534
Glencore	1,540,000	6,274,089
Royal Dutch Shell, Cl B	127,987	4,194,660
RPC Group	370,000	3,605,305
Standard Chartered	250,000	1,755,299
Vodafone Group ADR	80,000	1,514,400
WPP	50,000	567,701

		24,832,988

TOTAL COMMON STOCK
(Cost $111,759,197)		156,915,952

RIGHT — 0.0%

SPAIN — 0.0%
Banco Santander CVR
(Cost $0)	500,000	19,432

SHORT-TERM INVESTMENT — 1.6%

BlackRock FedFund Institutional, Cl Institutional, 2.042% (B),(C)
(Cost $2,472,824)	2,472,824	2,472,824

TOTAL INVESTMENTS — 100.5%
(Cost $114,232,021)		$159,408,208

Percentages are based on Net Assets of $158,662,296.

(A)	This security or a partial position of this security is on loan at October 31, 2018. The total value of securities on loan at October 31, 2018 was $2,330,382.
(B)	Rate shown is the 7-day effective yield as of October 31, 2018.
(C)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of October 31, 2018 was $2,472,824

ADR — American Depositary Receipt

Cl — Class

CVR — Contingent Value Rights

As of October 31, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended October 31, 2018, securities with a total value of $6,951,970 transferred from Level 2 to Level 1 as a result of fair valuation of foreign equity securities. There were no other significant transfers between Level 1 and Level 2 assets for the year ended October 31, 2018. For the year ended October 31, 2018, there were no Level 3 securities.

The accompanying notes are an integral part of the financial statements

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

STATEMENT OF ASSETS AND LIABILITIES

Assets:

Investments, at Value (Cost $114,232,021) †	$159,408,208

Foreign Currency, at Value (Cost $54,251)	54,348

Cash	764,212

Dividend and Interest Receivable	459,646

Reclaim Receivable	389,180

Receivable for Capital Shares Sold	240,039

Prepaid Expenses	15,033

Total Assets	161,330,666

Liabilities:

Collateral Held for Securities on Loan	2,472,824

Payable due to Investment Adviser	105,257

Payable due to Administrator	18,044

Payable due to Trustees	4,456

Chief Compliance Officer Fees Payable	2,147

Other Accrued Expenses	65,642

Total Liabilities	2,668,370

Net Assets	$158,662,296

NET ASSETS CONSIST OF:

Paid-in Capital	$107,115,818

Total Distributable earnings	51,546,478

Net Assets	$158,662,296

Institutional Class Shares:

Outstanding Shares of beneficial interest (unlimited authorization - no par value)	13,097,087

Net Asset Value, Offering and Redemption Price Per Share*	$12.11

†	Includes market value of securities on loan of $2,330,382.
*	Redemption price per share may vary depending upon the length of time shares are held.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
FOR THE YEAR ENDED
OCTOBER 31, 2018

STATEMENT OF OPERATIONS

Investment Income:
Dividends	$6,566,188
Income received from securities lending	43,582
Less: Foreign Taxes Withheld	(581,356)

Total Investment Income	6,028,414

Expenses:
Investment Advisory Fees	1,386,526
Administration Fees — (Note 4)	237,692
Shareholder Servicing Fees	42,162
Trustees’ Fees	16,679
Chief Compliance Officer Fees	5,830
Transfer Agent Fees	79,927
Custodian Fees	47,561
Legal Fees	29,563
Audit Fees	24,858
Registration and Filing Fees	23,992
Printing Fees	12,968
Other Expenses	32,863

Total Expenses	1,940,621

Less:
Fees Paid Indirectly — (Note 4)	(159)

Net Expenses	1,940,462

Net Investment Income	4,087,952

Net Realized Gain (Loss) on:
Investments	2,558,808
Foreign Currency Transactions	(4,413)

Net Realized Gain	2,554,395

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	(26,434,853)
Foreign Currency Transactions	(15,750)

Net Change in Unrealized Appreciation (Depreciation)	(26,450,603)

Net Realized and Unrealized (Loss) on Investments and Foreign Currency Transactions	(23,896,208)

Net Decrease in Net Assets Resulting from Operations	$(19,808,256)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

STATEMENTS OF CHANGES IN NET ASSETS
	Year	Year
	Ended	Ended
	October 31, 2018	October 31, 2017
Operations:

Net Investment Income	$4,087,952	$3,013,957
Net Realized Gain on Investments and Foreign Currency Transactions	2,554,395	2,571,930
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(26,450,603)	31,942,861

Net Increase (Decrease) in Net Assets Resulting From Operations	(19,808,256)	37,528,748

Distributions:(1)	(5,616,725)	(8,986,282)

Capital Share Transactions:

Issued	9,466,230	6,986,992

Reinvestment of Distributions	5,474,070	8,422,538

Redemption Fees - Note 2	–	–

Redeemed	(25,668,550)	(2,814,482)

Net Increase (Decrease) in Net Assets From Capital Share Transactions	(10,728,250)	12,595,048

Total Increase (Decrease) in Net Assets	(36,153,231)	41,137,514

Net Assets:

Beginning of Year	194,815,527	153,678,013

End of Year(2)	$158,662,296	$194,815,527

Shares Transactions:

Issued	693,182	560,232

Reinvestment of Distributions	395,329	741,891

Redeemed	(2,044,332)	(242,212)

Net Increase (Decrease) in Shares Outstanding From Share Transactions	(955,821)	1,059,911

(1)	Current year presentation of distributions conform with S-X Disclosure Simplification. Prior year distributions have been consolidated to conform with S-X Disclosure Simplification (See Note 11).
(2)	Includes undistributed net investment income of $2,841,334, in 2017. The SEC eliminated the requirement to disclose undistributed net investment income in 2018.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Years Ended October 31,
	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Year	$13.86	$11.83	$12.11	$13.10	$13.43

Income (Loss) from Investment Operations:
Net Investment Income*	0.28	0.22	0.22	0.21	0.40
Net Realized and Unrealized Gain (Loss)	(1.64)	2.49	(0.25)	(0.56)	(0.52)

Total from Investment Operations	(1.36)	2.71	(0.03)	(0.35)	(0.12)

Redemption Fees	—	—	—**	—	—**

Dividends and Distributions:
Net Investment Income	(0.21)	(0.19)	(0.21)	(0.49)	(0.21)
Capital Gains	(0.18)	(0.49)	(0.04)	(0.15)	–

Total Dividends and Distributions	(0.39)	(0.68)	(0.25)	(0.64)	(0.21)

Net Asset Value, End of Year	$12.11	$13.86	$11.83	$12.11	$13.10

Total Return†	(10.14)%	24.26%	(0.15)%	(2.77)%	(0.93)%

Ratios and Supplemental Data
Net Assets, End of Year (Thousands)	$158,662	$194,816	$153,678	$173,085	$187,025
Ratio of Expenses to Average Net Assets(1)	0.98%	1.00%	1.01%	0.99%	0.97%
Ratio of Net Investment Income to Average Net Assets	2.06%	1.76%	1.94%	1.67%	2.96%
Portfolio Turnover Rate	8%	5%	7%	8%	13%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
*	Per share calculations were performed using average shares for the period.
**	Amount represents less than $0.01 per share.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(1)	The ratio of expenses to average net assets excludes the effects of fees paid indirectly. If there expense offsets were included, the ratio would be equal to the ratio presented.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

NOTES TO THE FINANCIAL STATEMENTS

1.	Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company with 54 portfolios. The financial statements herein are those of the McKee International Equity Portfolio (the “Portfolio”). The investment objective of the Portfolio is long-term total return. The Portfolio is non- diversified and invests primarily (at least 80% of its net assets) in equity securities of companies located in at least three countries other than the U.S. The financial statements of the remaining portfolios of the Trust are presented separately. The assets of each portfolio are segregated, and a shareholder’s interest is limited to the portfolio in which shares are held.

2.	Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Portfolio. The Portfolio is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Portfolio’s Board of Trustees (the “Board”). The Portfolio’s Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Portfolio calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Portfolio calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Portfolio calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Portfolio becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Portfolio calculates net asset value, it may request that a Committee meeting be called. In addition, the Portfolio’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Portfolio calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

The Portfolio uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Portfolio based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. markets that exceeds

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Portfolio values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Portfolio owns securities is closed for one or more days, the Portfolio shall value all securities held in that corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Portfolio discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolio has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•

Level 3 —Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity). Investments are classified within the level of the lowest significant input considered in determining fair value. Investments

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended October 31, 2018, there have been no significant changes to the Portfolio’s fair valuation methodology.

Federal Income Taxes — It is the Portfolio’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Portfolio evaluates tax positions taken or expected to be taken in the course of preparing the Portfolio’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolio did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2018, the Portfolio did not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2018, the Portfolio did not incur any significant interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Certain dividends from

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Portfolio are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Portfolio does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. The Portfolio recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains/(loss) during the period are presented on the Statements of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. The Fund did not engage in any forward foreign currency contracts during the year ended October 31, 2018.

Expenses — Most expenses of the Trust can be directly attributed to a particular portfolio. Expenses which cannot be directly attributed to a particular portfolio are apportioned among the portfolio of the Trust based on the number of portfolios and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

Dividends and Distributions to Shareholders — The Portfolio distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Cash — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Redemption Fees — The Portfolio retains redemption fees of 1.00% on redemptions of capital shares held for less than 180 days. For the years ended October 31, 2018 and October 31, 2017 redemption fees of $0 and $0, respectively, were retained by the Portfolio.

3.	Transactions with Affiliates:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the (“CCO”) and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4.	Administration, Distribution, Shareholder Servicing, Transfer Agent and Custodian Agreements:

The Portfolio and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administration services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Portfolio. For the year ended October 31, 2018, the Portfolio was charged $237,692 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain brokers, dealers, banks, trust companies and other financial representatives receive compensation from the Portfolio for providing a variety of services, including record keeping and transaction processing. Such fees are based on the

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

assets of the Portfolio that are serviced by the financial representative. Such fees are paid by the Portfolio to the extent that the number of accounts serviced by the financial representative multiplied by the account fee charged by the Portfolio’s transfer agent would not exceed the amount that would have been charged had the accounts serviced by the financial representative been registered directly through the transfer agent. All fees in excess of this calculated amount are paid by the C.S. McKee, L.P. (the “Adviser”). These fees are disclosed on the Statement of Operations as Shareholder Servicing Fees.

MUFG Union Bank, N.A. acts as custodian (the “Custodian”) for the Portfolio. The Custodian plays no role in determining the investment policies of the Portfolio or which securities are to be purchased or sold by the Portfolio.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Portfolio under a transfer agency agreement with the Trust.

During the year ended October 31, 2018, the Portfolio earned cash management credits of $159 which were used to offset transfer agent expenses. This amount is labeled “Fees Paid Indirectly” on the Statement of Operations.

5.	Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 0.70% of the Portfolio’s average daily net assets.

6.	Investment Transactions:

For the year ended October 31, 2018, the Portfolio made purchases of $15,842,565 and sales of $23,067,880 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. Permanent differences are

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

primarily attributable to foreign currency gain (loss) which has been classified to/from the following accounts:

These reclassifications have no impact on net assets or net asset value per share.

Distributable Earnings/(Loss)*
Undistributed Net Investment Loss	Accumulated Net Realized Gain
(4,413)	4,413

*  The reporting simplification amendments to Regulation S-X simplifies the reporting requirements for Registered Investment Companies by combining the components of net assets attributable to Undistributed Net Investment Income, Accumulated Net Realized Gain/Loss, and Unrealized Gain/Loss to one line item “Total Distributable Earnings/(Loss)”. The table above provides the tax characteristics of distributable earnings/(loss) which are included in Total distributable earnings/loss.

The tax character of dividends and distributions paid during the last two fiscal years was as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2018	$3,159,278	$2,457,447	$5,616,725
2017	2,624,103	6,362,179	8,986,282

As of October 31, 2018, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$4,083,096
Undistributed Long-Term Capital Gains	2,297,642
Unrealized Appreciation	45,165,741
Other Temporary Differences	(1)

Total Distributable Earnings	$51,546,478

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre- enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

as under previous law. As of October 31, 2018, the did not have capital loss carry forwards.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding foreign currency) by the Portfolio at October 31, 2018 were as follows:

	Aggregate	Aggregate
	Gross	Gross
Federal Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$ 114,143,867	$ 53,822,636	$ (8,656,895)	$ 45,165,741

8.	Concentration of Risks:

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Emerging Markets Securities Risk — Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Foreign Exposure Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Foreign Tax Exposure Risk — The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Portfolio accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

9.	Other:

At October 31, 2018, 53% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Portfolio enters into contracts that provide general indemnifications. The Portfolio’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolio and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10.	Loans of Portfolio Securities:

The Portfolio may lend portfolio securities having a market value up to one-third of the Portfolio’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Portfolio’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. The securities lending agent and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Portfolio. The Portfolio records securities lending income net of such allocations. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

entails a risk of loss to the Portfolio if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Portfolio could also experience delays and costs in gaining access to the collateral. The Portfolio bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of October 31, 2018, the value of the securities on loan was $2,330,382.

The following is a summary of securities lending agreements held by the Portfolio which would be subject to offset as of October 31, 2018:

Securities	Cash	Net
Loaned at	Collateral
Value	Received(1)	Amount
$ 2,330,382	$2,330,382	$ –

(1)

Excess collateral received in connection with the above securities lending transactions is not shown for financial reporting purposes. See the Portfolio’s Schedule of Investments for the total collateral received.

11.	Regulatory Matters:

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately. The disaggregated amounts from the prior fiscal year are broken out below if there were both distributions from net investment income and realized capital gains. Otherwise, the amount on the current Statement of Changes for the prior fiscal year end represents distributions of net investment income:

Net Investment Income	$(2,624,103)

Net Realized Gain	(6,362,179)

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

12.	New Accounting Pronouncement:

In August 2018, the FASB issued Accounting Standards Update 2018- 13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

13.	Subsequent Events:

The Portfolio has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Advisors’ Inner Circle Fund and Shareholders of McKee International Equity Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of McKee International Equity Portfolio (one of the Funds constituting The Advisors’ Inner Circle Fund, hereafter referred to as the “Fund”) as of October 31, 2018, the related statement of operations for the year ended October 31, 2018, the statement of changes in net assets for each of the two years in the period ended October 31, 2018, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2018 and the financial highlights for each of the five years in the period ended October 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2018 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 27, 2018

We have served as the auditor of one or more investment companies in C.S. McKee, L.P. since 2002.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2018 to October 31, 2018).

The table on the next page illustrates your Portfolio’s costs in two ways:

•  Actual Portfolio Return. This section helps you to estimate the actual expenses after fee waivers that your Portfolio incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Portfolio, and the “Ending Account Value” number is derived from deducting that expense cost from the Portfolio’s gross investment return.

You can use this information, together with the actual amount you invested in the Portfolio, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $ 1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Portfolio under “Expenses Paid During Period.”

•  Hypothetical 5% Return. This section helps you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Portfolio’s comparative cost by comparing the hypothetical result for your Portfolio in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

Note: Because the return is set at 5% for comparison purposes — NOT your Portfolio’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	5/01/18	10/31/18	Ratios	Period*
McKee International Equity Portfolio - Institutional Class Shares
Actual Portfolio Return	$1,000.00	$1,127.50	0.98%	$5.26
Hypothetical 5% Return	1,000.00	1,020.27	0.98	4.99

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Set forth below are the names, years of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Unless otherwise noted, the business address of each Trustee is SEI Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456. Trustees who are deemed not to be “interested persons” of the Trust are referred to as “Independent Trustees.” Messrs. Nesher and Doran

Name and Year of Birth	Position with Trust and length of Time Served[1]	Principal Occupation in the Past Five Years

INTERESTED TRUSTEES[3],[4]
Robert Nesher (Born: 1946)	Chairman of the Board of Trustees (Since 1991)	SEI employee 1974 to present; currently performs various services on behalf of SEI Investments for which Mr. Nesher is compensated.

N. Jeffrey Klauder (Born: 1952)	Trustee (Since 2018)	Executive Vice President and General Counsel of SEI Investments since 2004.

INDEPENDENT TRUSTEES[4]
Joseph T. Grause, JR. (Born: 1952)	Trustee (Since 2011) Lead Independent Trustee (Since 2018)	Self-employed consultant since January 2012. Director of Endowments and Foundations, Morningstar Investment Management, Morningstar, Inc., 2010 to 2011; Director of International Consulting and Chief Executive Officer of Morningstar Associates Europe Limited, Morningstar, Inc., 2007 to 2010.
Mitchell A. Johnson (Born: 1942)	Trustee (Since 2005)	Retired. Private investor since 1994.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Denotes Trustees who may be deemed to be “interested” persons of the Fund as that term is defined in the 1940 Act by virtue of their affiliation with the Distributor and/or its affiliates.

4	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

are Trustees who may be deemed to be “interested” persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust’s Distributor. The Trust’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-866-625-3346. The following chart lists Trustees and Officers as of October 31, 2018.

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of SEI Structured Credit Fund, LP, SEI Global Master Fund plc, SEI Global Assets Fund plc, SEI Global Investments Fund plc, SEI Investments—Global Funds Services, Limited, SEI Investments Global, Limited, SEI Investments (Europe) Ltd., SEI Investments—Unit Trust Management (UK) Limited, SEI Multi-Strategy Funds PLC and SEI Global Nominee Ltd.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of SEI Private Trust Company; SEI Investments Management Corporation; SEI Trust Company; SEI Investments (South Africa), Limited; SEI Investments (Canada) Company; SEI Global Fund Services Ltd.; SEI Investments Global Limited; SEI Global Master Fund; SEI Global Investments Fund and SEI Global Assets Fund.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Director of The Korea Fund, Inc.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Managed Trust, SEI Institutional Investments Trust, SEI Tax Exempt Trust Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Director of Federal Agricultural Mortgage Corporation (Farmer Mac) since 1997.

Former Directorships: Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with the Trust and Length of Time Served[1]	Principal Occupation During the Past Five Years
INDEPENDENT TRUSTEES (continued)[3]
Betty L. Krikorian (Born: 1943)	Trustee (Since 2005)	Vice President, Compliance, AARP Financial Inc. from 2008-2010. Self-Employed Legal and Financial Services Consultant since 2003.
Bruce R. Speca (Born: 1956)	Trustee (Since 2011)	Global Head of Asset Allocation, Manulife Asset Management (subsidiary of Manulife Financial), 2010 to 2011. Executive Vice President – Investment Management Services, John Hancock Financial Services (subsidiary of Manulife Financial), 2003 to 2010.
George J. Sullivan, Jr. (Born: 1942)	Trustee (Since 1999)	Retired since 2012. Self-Employed Consultant, Newfound Consultants Inc., 1997 to 2011.

Tracie E. Ahern (Born: 1968)	Trustee (Since 2018)	Principal, Danesmead Partners since 2016; Chief Operating Officer/Chief Financial Officer, Brightwood Capital Advisors LLC, 2015 to 2016; Advisor, Brightwood Capital Advisors LLC, 2016; Chief Financial Officer, Soros Fund Management LLC, 2007 to 2015.
OFFICERS
Michael Beattie (Born: 1965)	President (Since 2011)	Director of Client Service, SEI Investments Company, since 2004.
James Bernstein (Born: 1973)	Vice President and Assistant Secretary (Since 2017)	Attorney, SEI Investments, since 2017. Prior Positions: Self-employed consultant, 2017. Associate General Counsel & Vice President, Nationwide Funds Group and Nationwide Mutual Insurance Company, from 2002 to 2016. Assistant General Counsel & Vice President, Market Street Funds and Provident Mutual Insurance Company, from 1999 to 2002.
John Bourgeois (Born: 1973)	Assistant Treasurer (Since 2017)	Fund Accounting Manager, SEI Investments, since 2000.

1

Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed in accordance with the Trust’s Declaration of Trust.

2

Directorships of Companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies under the 1940 Act.

3	Trustees oversee 54 funds in The Advisors’ Inner Circle Fund.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years2

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds. Director of Stone Harbor Investments Funds, Stone Harbor Emerging Markets Income Fund (closed-end fund) and Stone Harbor Emerging Markets Total Income Fund (closed-end fund).

Current Directorships: Trustee/Director of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, SEI Structured Credit Fund, LP, SEI Daily Income Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust.

Former Directorships: Director of SEI Opportunity Fund, L.P. to 2010. Director of SEI Alpha Strategy Portfolios, LP to 2013. Trustee of SEI Liquid Asset Trust to 2016. Trustee/Director of State Street Navigator Securities Lending Trust to May, 2017. Member of the independent review committee for SEI’s Canadian-registered mutual funds to 2017.

Current Directorships: Trustee of The Advisors’ Inner Circle Fund II, Bishop Street Funds and The KP Funds.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

TRUSTEES AND OFFICERS OF THE ADVISORS’ INNER CIRCLE FUND (Unaudited)

Name and Year of Birth	Position with Trust and Length of Time Served	Principal Occupation During the Past Five Years

OFFICERS (continued)
Stephen Connors (Born: 1984)	Treasurer, Controller and Chief Financial Officer (Since 2015)	Director, SEI Investments, Fund Accounting since 2014. Audit Manager, Deloitte & Touche LLP, from 2011 to 2014.
Dianne M. Descoteaux (Born: 1977)	Vice President and Secretary (Since 2011)	Counsel at SEI Investments since 2010.
Russell Emery (Born: 1962)	Chief Compliance Officer (Since 2006)	Chief Compliance Officer of SEI Structured Credit Fund, LP since June 2007. Chief Compliance Officer of The Advisors’ Inner Circle Fund II, Bishop Street Funds, The KP Funds, The Advisors’ Inner Circle Fund III, Gallery Trust, Schroder Series Trust, Schroder Global Series Trust, SEI Institutional Managed Trust, SEI Asset Allocation Trust, SEI Institutional International Trust, SEI Institutional Investments Trust, SEI Daily Income Trust, SEI Tax Exempt Trust, Adviser Managed Trust, New Covenant Funds, SEI Insurance Products Trust and SEI Catholic Values Trust. Chief Compliance Officer of O’Connor EQUUS (closed-end investment company) to 2016. Chief Compliance Officer of SEI Liquid Asset Trust to 2016. Chief Compliance Officer of Winton Series Trust to 2017. Chief Compliance Officer of Winton Diversified Opportunities Fund (closed end investment company) to 2018.
Robert Morrow (Born: 1968)	Vice President (Since 2017)	Account Manager, SEI Investments, since 2007.
Bridget E. Sudall (Born: 1980)	Anti-Money Laundering Compliance Officer and Privacy Officer (Since 2015)	Senior Associate and AML Officer, Morgan Stanley Alternative Investment Partners from April 2011 to March 2015.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

Other Directorships

Held in the Past Five Years

None.

None.

None.

None.

None.

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an October 31, 2018 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2018, the Portfolio is designating the following items with regard to distributions paid during the year.

Qualifying
			for				Foreign Investors
Ordinary	Long-Term		Corporate Dividends	Qualifying	U.S.	Interest	Short-Term
Income	Capital Gain	Total	Received	Dividend	Government	Related	Capital Gain
Distributions	Distributions	Distributions	Deduction(1)	Income(2)	Interest(3)	Dividends(4)	Dividend(5)	FTC(6)
59.01%	40.99%	100.00%	0.00%	89.91%	0.00%	0.00%	100.00%	6.32%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors’ Inner Circle Fund — McKee International Equity Portfolio who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)

The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short Term Capital Gain Dividend” and is reflected as a percentage of short term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended October 31, 2018. The Fund intends to pass through a Foreign Tax Credit to shareholders for fiscal year ended 2018. The total amount of foreign source income is $4,483,991. The total amount of foreign tax paid is $378,992. Your allocation share of the foreign tax credit will be reported on form 1099-DIV.

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2018. Complete information will be computed and reported in conjunction with your 2018 Form 1099-DIV

THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL
EQUITY PORTFOLIO
OCTOBER 31, 2018

SHAREHOLDER VOTING RESULTS (Unaudited)

A Special Meeting of the Shareholders of The Advisors’ Inner Circle Fund (the “Trust”) was held on March 26, 2018 for the purpose of electing the following eight Trustees to the Board of Trustees of the Trust: Robert Nesher, N. Jeffrey Klauder, Joseph T. Grause, Jr., Mitchell A. Johnson, Betty L. Krikorian, Bruce Speca, George J. Sullivan, Jr. and Tracie E. Ahern. There were 2,467,951,273 outstanding shares, 1,333,842,157 shares were voted representing 54.05% of the eligible outstanding shares. The results of the election are as follows:

			Percentage
	Shares Voted	Shares	Voted in	Percentage
Trustee/Nominee	For	Withheld	Favor of	Withheld

Robert Nesher	1,280,261,954	58,538,573	95.63%	4.37%

N. Jeffrey Klauder	1,292,711,736	46,088,791	96.56%	3.44%

Joseph T. Grause, Jr.	1,279,204,698	59,595,829	95.55%	4.45%

Mitchell A. Johnson	1,260,036,047	78,764,480	94.12%	5.88%

Betty L. Krikorian	1,278,672,397	60,128,130	95.51%	4.49%

Bruce Speca	1,279,095,054	59,705,473	95.54%	4.46%

George J. Sullivan, Jr.	1,266,623,410	72,177,117	94.61%	5.39%

Tracie E. Ahern	1,298,017,704	40,782,823	96.95%	3.05%

McKee International Equity Portfolio

P.O. Box 219009

Kansas City, MO 64121

866-625-3346

Adviser:

C.S. McKee, L.P.

One Gateway Center

Pittsburgh, PA 15222

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Portfolio described.

CSM-AR-001-1700

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial experts are Tracie E. Ahern and George Sullivan, and each whom is considered to be “independent,” as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) relate to the Advisors’ Inner Circle Fund (the “Trust”).

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$104,400	None	None	$101,400	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$6,000(2)	None	None	$30,000	None	$120,500
(d)	All Other Fees	None	None	None	None	None	None

(2)	Tax compliance services provided to affiliates of the Funds.

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$936,860	None	None	$896,975	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$19,532(3)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(3)	Tax compliance services for Westwood Emerging Markets Fund.

Fees billed by Deloitte & Touche LLP (“D&T”) related to the Trust

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$170,000	None	None	$162,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	$89,000(4)	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

(4)	Tax return preparation.

Fees billed by BBD, LLP (“BBD”) related to the Trust

BBD billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre- approval
(a)	Audit Fees(1)	$113,300	None	None	$107,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether these services:

1.	require specific pre-approval;

2.	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

3.

have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether these services are consistent with SEC’s rules and whether the provision of these services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any said proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at the Audit Committee’s next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (BBD):

	2018	2017
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $6,000 and $150,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $19,532 and $62,500 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $89,000 and $0 for 2018 and 2017, respectively.

(g) The aggregate non-audit fees and services billed by BBD for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2018 and 2017, respectively.

(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act, as amended (17 CFR § 270.30a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) A copy of the Registrant’s Code of Ethics, as required by Item 2 of this Form, accompanies this filing as an exhibit.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Beattie
Michael Beattie, President

Date: January 8, 2019

By (Signature and Title)*	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller and Chief Financial Officer

Date: January 8, 2019

*	Print the name and title of each signing officer under his or her signature.